Investments in Mortgage Revenue Bonds Certain Terms of Mortgage Revenue Bonds (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Feb. 28, 2014
Schedule of Available-for-sale Securities [Line Items]
Principal Outstanding		$ 534,745,500		$ 409,506,066
Arbors at Hickory Ridge [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2049	[1]	Dec. 01, 2049	[2]
Base Interest Rate		6.25%	[1]	6.25%	[2]
Principal Outstanding		$ 11,450,000	[1]	$ 11,450,000	[2]
Ashley Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Dec. 01, 2025		Dec. 01, 2025
Base Interest Rate	[3]	6.25%		6.25%
Principal Outstanding	[3]	$ 5,099,000		$ 5,159,000
Avistar (February 2013 Acquisition) [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate							12.00%
Bella Vista [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Apr. 01, 2046		Apr. 01, 2046
Base Interest Rate	[3]	6.15%		6.15%
Principal Outstanding	[3]	$ 6,430,000		$ 6,490,000
Bridle Ridge [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Jan. 01, 2043		Jan. 01, 2043
Base Interest Rate	[3]	6.00%		6.00%
Principal Outstanding	[3]	$ 7,595,000		$ 7,655,000
Brookstone [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	May 01, 2040		May 01, 2040
Base Interest Rate	[3]	5.45%		5.45%
Principal Outstanding	[3]	$ 9,168,742		$ 9,256,001
Bruton Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Aug. 01, 2054	[4]	Aug. 01, 2054	[5]
Base Interest Rate		6.00%	[4]	6.00%	[5]
Principal Outstanding		$ 18,145,000	[4]	$ 18,145,000	[5]
Columbia Gardens [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[4]	Dec. 01, 2050
Base Interest Rate	[4]	5.50%
Principal Outstanding	[4]	$ 15,000,000
Copper Gate [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2029	[1]	Dec. 01, 2029	[2]
Base Interest Rate		6.25%	[1]	6.25%	[2]
Principal Outstanding		$ 5,185,000	[1]	$ 5,220,000	[2]
Cross Creek [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2049	[3]	Mar. 01, 2049
Base Interest Rate		6.15%	[3]	6.15%
Principal Outstanding		$ 8,343,321	[3]	$ 8,422,997
Decatur-Angle [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2054	[4]	Jan. 01, 2054	[5]
Base Interest Rate		5.75%	[4]	5.75%	[5]			5.80%
Principal Outstanding		$ 23,000,000	[4]	$ 23,000,000	[5]
Lake Forest [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Dec. 01, 2031		Dec. 01, 2031
Base Interest Rate	[3]	6.25%		6.25%
Principal Outstanding	[3]	$ 8,766,000		$ 8,886,000
Live 929 Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jul. 01, 2049	[4]	Jul. 01, 2049	[5]
Base Interest Rate		5.78%	[4]	5.78%	[5]
Principal Outstanding		$ 40,175,000	[4]	$ 40,245,000	[5]
Pro Nova 2014-1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate				6.00%
Principal Outstanding				$ 10,000,000
Pro Nova 2014-2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate				5.30%
Principal Outstanding				$ 10,000,000
Runnymede [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Oct. 01, 2042		Oct. 01, 2042
Base Interest Rate	[3]	6.00%		6.00%
Principal Outstanding	[3]	$ 10,350,000		$ 10,440,000
Silver Moon [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate		6.00%
Southpark [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Dec. 01, 2049		Dec. 01, 2049
Base Interest Rate	[3]	6.13%		6.13%
Principal Outstanding	[3]	$ 13,560,000		$ 13,680,000
The Palms at Premier Park [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2050	[1]	Jan. 01, 2050	[2]
Base Interest Rate		6.25%	[1]	6.25%	[2]
Principal Outstanding		$ 20,001,272	[1]	$ 20,152,000	[2]
Tyler Park Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[1]	Jan. 01, 2030
Base Interest Rate	[1]	5.75%
Principal Outstanding	[1]	$ 6,075,000
Vantage at Judson [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Feb. 01, 2053	[6],[7]	Jan. 01, 2053
Base Interest Rate		9.00%	[6],[7]	9.00%
Principal Outstanding		$ 26,540,000	[6],[7]	$ 6,049,000
Vantage at Harlingen [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Sep. 01, 2053	[6],[7]	Sep. 01, 2053
Base Interest Rate		9.00%	[6],[7]	9.00%
Principal Outstanding		$ 24,575,000	[6],[7]	$ 6,692,000
Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[1]	Jan. 01, 2030
Base Interest Rate	[1]	5.75%
Principal Outstanding	[1]	$ 3,970,000
Willow Run [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[4]	Dec. 01, 2050
Base Interest Rate	[4]	5.50%
Principal Outstanding	[4]	$ 15,000,000
Woodlynn Village [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Nov. 01, 2042		Nov. 01, 2042
Base Interest Rate	[3]	6.00%		6.00%
Principal Outstanding	[3]	$ 4,351,000		$ 4,390,000
The Suites on Paseo [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[5]			Dec. 01, 2048
Base Interest Rate	[5]			6.25%
Principal Outstanding	[5]			$ 35,450,000
Series A [Member] | Avistar on the Boulevard [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2050	[1]	Mar. 01, 2050	[2]
Base Interest Rate		6.00%	[1]	6.00%	[2]
Principal Outstanding		$ 16,418,497	[1]	$ 16,525,000	[2]
Series A [Member] | Avistar at Chase Hill - [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2050	[1]	Mar. 01, 2050	[2]
Base Interest Rate		6.00%	[1]	6.00%	[2]
Principal Outstanding		$ 9,935,552	[1]	$ 10,000,000	[2]
Series A [Member] | Avistar at the Crest [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2050	[1]	Mar. 01, 2050	[2]
Base Interest Rate		6.00%	[1]	6.00%	[2]
Principal Outstanding		$ 9,637,485	[1]	$ 9,700,000	[2]
Series A [Member] | Avistar at the Oaks [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Aug. 01, 2050	[1]	Aug. 01, 2050	[2]
Base Interest Rate		6.00%	[1]	6.00%	[2]
Principal Outstanding		$ 7,777,936	[1]	$ 7,800,000	[2]
Series A [Member] | Avistar in 09 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Aug. 01, 2050	[1]	Aug. 01, 2050	[2]
Base Interest Rate		6.00%	[1]	6.00%	[2]
Principal Outstanding		$ 6,715,948	[1]	$ 6,735,000	[2]
Series A [Member] | Avistar on the Hills [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Aug. 01, 2050	[1]	Aug. 01, 2050	[2]
Base Interest Rate		6.00%	[1]	6.00%	[2]
Principal Outstanding		$ 5,373,756	[1]	$ 5,389,000	[2]
Series A [Member] | Avistar at the Parkway [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[6]	May 01, 2052
Base Interest Rate	[6]	6.00%
Principal Outstanding	[6]	$ 13,300,000
Series A [Member] | Concord at Gulfgate [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[4]	Feb. 01, 2032
Base Interest Rate	[4]	6.00%
Principal Outstanding	[4]	$ 17,060,000
Series A [Member] | Concord at Little York [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[4]	Feb. 01, 2032
Base Interest Rate	[4]	6.00%
Principal Outstanding	[4]	$ 12,480,000
Series A [Member] | Concord at Williamcrest [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[4]	Feb. 01, 2032
Base Interest Rate	[4]	6.00%
Principal Outstanding	[4]	$ 18,020,000
Series A [Member] | Crossing at 1415 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2052
Base Interest Rate		6.00%
Principal Outstanding		$ 7,590,000
Series A [Member] | Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2031	[6]	Dec. 01, 2031
Base Interest Rate		5.75%	[6]	5.75%
Principal Outstanding		$ 4,670,000	[6]	$ 4,670,000
Series A [Member] | Greens of Pine Glen [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Oct. 01, 2047	[1]	Oct. 01, 2047	[2]
Base Interest Rate		6.50%	[1]	6.50%	[2]
Principal Outstanding		$ 8,294,000	[1]	$ 8,366,000	[2]
Series A [Member] | Harden Ranch [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2030	[1]	Mar. 01, 2030	[2]
Base Interest Rate		5.75%	[1]	5.75%	[2]
Principal Outstanding		$ 6,960,000	[1]	$ 6,960,000	[2]
Series A [Member] | Heights at 515 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2052
Base Interest Rate		6.00%
Principal Outstanding		$ 6,435,000
Series A [Member] | Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Sep. 01, 2051	[6]	Sep. 01, 2051
Base Interest Rate		6.00%	[6]	6.00%
Principal Outstanding		$ 11,185,000	[6]	$ 11,185,000
Series A [Member] | Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2031	[6]	Dec. 01, 2031
Base Interest Rate		5.75%	[6]	5.75%
Principal Outstanding		$ 2,530,000	[6]	$ 2,530,000
Series A [Member] | Ohio Properties [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[3]	Jun. 01, 2050		Jun. 01, 2050
Base Interest Rate	[3]	7.00%		7.00%
Principal Outstanding	[3]	$ 14,311,000		$ 14,407,000
Series A [Member] | Pro Nova 2014-1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		May 01, 2034	[4]	May 01, 2034
Base Interest Rate		6.00%	[4]	6.00%
Principal Outstanding		$ 10,000,000	[4]	$ 10,000,000
Series A [Member] | Renaissance Gateway [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[6],[7]	Jun. 01, 2050
Base Interest Rate	[6],[7]	6.00%
Principal Outstanding	[6],[7]	$ 11,450,959
Series A [Member] | Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2031	[6]	Dec. 01, 2031
Base Interest Rate		5.75%	[6]	5.75%
Principal Outstanding		$ 3,065,000	[6]	$ 3,065,000
Series A [Member] | Silver Moon [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[6]	Aug. 01, 2055
Base Interest Rate		6.00%	[6]			6.00%
Principal Outstanding	[6]	$ 7,983,811
Series A [Member] | Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[2]			Jan. 01, 2030
Base Interest Rate	[2]			5.75%
Principal Outstanding	[2]			$ 3,970,000
Series A [Member] | Rennaisance [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date				Jun. 01, 2050
Base Interest Rate				6.00%
Principal Outstanding				$ 8,550,000
Series A [Member] | Tyler Park Townhomes
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	[2]			Jan. 01, 2030
Base Interest Rate	[2]			5.75%
Principal Outstanding	[2]			$ 6,075,000
Series B [Member] | Avistar (February 2013 Acquisition) [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Apr. 01, 2050		Apr. 01, 2050
Base Interest Rate		9.00%		9.00%
Principal Outstanding		$ 2,168,196		$ 2,175,000
Series B [Member] | Avistar (June 2013 Acquisition) [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Sep. 01, 2050		Sep. 01, 2050
Base Interest Rate		9.00%		9.00%
Principal Outstanding		$ 1,009,621		$ 1,011,000
Series B [Member] | Avistar at the Parkway [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jun. 01, 2052
Base Interest Rate		12.00%
Principal Outstanding		$ 125,000
Series B [Member] | Concord at Gulfgate [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2032
Base Interest Rate		12.00%
Principal Outstanding		$ 2,125,000
Series B [Member] | Concord at Little York [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2032
Base Interest Rate		12.00%
Principal Outstanding		$ 960,000
Series B [Member] | Concord at Williamcrest [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Mar. 01, 2032
Base Interest Rate		12.00%
Principal Outstanding		$ 2,800,000
Series B [Member] | Crossing at 1415 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2053
Base Interest Rate		12.00%
Principal Outstanding		$ 335,000
Series B [Member] | Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2016		Dec. 01, 2016
Base Interest Rate		8.00%		5.50%
Principal Outstanding		$ 2,053,000		$ 2,053,000
Series B [Member] | Greens of Pine Glen [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Oct. 01, 2047		Oct. 01, 2047
Base Interest Rate		9.00%		9.00%
Principal Outstanding		$ 943,214		$ 945,638
Series B [Member] | Harden Ranch [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date				Mar. 01, 2016
Base Interest Rate				5.50%					8.00%
Principal Outstanding				$ 2,340,000
Series B [Member] | Heights at 515 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2053
Base Interest Rate		12.00%
Principal Outstanding		$ 510,000
Series B [Member] | Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Oct. 01, 2051		Oct. 01, 2051
Base Interest Rate		12.00%		12.00%
Principal Outstanding		$ 520,000		$ 520,000
Series B [Member] | Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2016		Dec. 01, 2016
Base Interest Rate		8.00%		5.50%
Principal Outstanding		$ 928,000		$ 928,000
Series B [Member] | Ohio Properties [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jun. 01, 2050		Jun. 01, 2050
Base Interest Rate		10.00%		10.00%
Principal Outstanding		$ 3,562,190		$ 3,573,430
Series B [Member] | Pro Nova 2014-2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		May 01, 2025	[4]	May 01, 2025
Base Interest Rate		5.25%	[4]	5.25%
Principal Outstanding		$ 9,295,000	[4]	$ 10,000,000
Series B [Member] | Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Dec. 01, 2016		Dec. 01, 2016
Base Interest Rate		8.00%		5.50%
Principal Outstanding		$ 1,671,000		$ 1,671,000
Series B [Member] | Silver Moon [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate						12.00%
Series B [Member] | Vantage at Judson [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate		6.00%
Series B [Member] | Vantage at Harlingen [Member]
Schedule of Available-for-sale Securities [Line Items]
Base Interest Rate		6.00%				6.00%
Series B [Member] | Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date				Jan. 01, 2016
Base Interest Rate				5.50%
Principal Outstanding				$ 1,430,000
Series B [Member] | Rennaisance [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date				Jun. 01, 2050
Base Interest Rate				12.00%
Principal Outstanding				$ 1,250,000
Series B [Member] | Tyler Park Townhomes
Schedule of Available-for-sale Securities [Line Items]
Maturity Date				Jan. 01, 2016
Base Interest Rate				5.50%
Principal Outstanding				$ 2,025,000
Series A-1 [Member] | Seasons at Simi Valley [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Sep. 01, 2032
Base Interest Rate		5.75%
Principal Outstanding		$ 4,376,000
Series A-2 [Member] | Seasons at Simi Valley [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Sep. 01, 2017
Base Interest Rate		5.50%
Principal Outstanding		$ 1,944,000
Series B-1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2033
Base Interest Rate		5.25%
Series B-1 [Member] | Sycamore Walk [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2033
Base Interest Rate		5.25%
Principal Outstanding		$ 3,632,000
Series B-2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2018
Base Interest Rate		5.50%
Series B-2 [Member] | Sycamore Walk [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date		Jan. 01, 2018
Base Interest Rate		5.50%
Principal Outstanding		$ 1,815,000
Series C [Member] | Rennaisance [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity Date				Jun. 01, 2015
Base Interest Rate				12.00%
Principal Outstanding				$ 2,875,000

[1]	Bonds owned by ATAX TEBS II, LLC, see Note 12
[2]	Bonds held by ATAX TEBS II, LLC, see Note 12
[3]	Bonds owned by ATAX TEBS I, LLC, see Note 12
[4]	Bond held by Deutsche Bank AG in a secured financing transaction, see Note 12
[5]	Bonds held by Deutsche Bank AG in a secured financing transaction, see Note 12
[6]	Bonds owned by ATAX TEBS III, LLC, see Note 12
[7]	Bonds were restructured in 2015